Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments (Details) - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	$ 4,330.0	$ 4,131.3
Gross unrealized gains	17.3	3.6
Gross unrealized losses	(221.8)	(338.6)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(2.9)	(7.7)
Fair market value	4,122.6	3,788.6
Total short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	0.0	0.0
Gross unrealized losses	0.0	(0.4)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0
Fixed maturities
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	4,438.3	4,183.7
Gross unrealized gains	17.5	3.6
Gross unrealized losses	(221.8)	(339.0)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(2.9)	(7.7)
Fair market value	4,231.1	3,840.6
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	1,224.9	1,003.7
Gross unrealized gains	4.4	0.0
Gross unrealized losses	(26.7)	(50.7)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0
Fair market value	1,202.6	953.0
U.S. agency
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	7.5	9.2
Gross unrealized gains	0.0	0.0
Gross unrealized losses	(0.3)	(0.4)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0
Fair market value	7.2	8.8
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	133.6	159.9
Gross unrealized gains	0.0	0.0
Gross unrealized losses	(5.0)	(9.4)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(0.5)	(1.0)
Fair market value	128.1	149.5
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	2,051.1	2,016.9
Gross unrealized gains	12.1	3.5
Gross unrealized losses	(101.5)	(169.1)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(2.4)	(6.3)
Fair market value	1,959.3	1,845.0
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	106.5	119.4
Gross unrealized gains	0.1	0.0
Gross unrealized losses	(5.9)	(8.8)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	(0.2)
Fair market value	100.7	110.4
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	279.9	225.2
Gross unrealized gains	0.6	0.1
Gross unrealized losses	(6.7)	(11.5)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	(0.2)
Fair market value	273.8	213.6
Agency commercial mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	6.6	6.6
Gross unrealized gains	0.0	0.0
Gross unrealized losses	(0.8)	(1.0)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0
Fair market value	5.8	5.6
Collateralized Mortgage-Backed Securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	519.9	590.4
Gross unrealized gains		0.0
Gross unrealized losses		(87.7)
Debt Securities, Available-for-Sale, Allowance for Credit Loss		0.0
Fair market value	445.1	502.7
Agency residential mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	519.9
Gross unrealized gains	0.1
Gross unrealized losses	(74.9)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0
Fair market value	445.1
Total short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	93.6	52.4
Fair market value	93.6	$ 52.0
Privately-held investments, Available for Sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Fixed income securities, available for sale amortized cost	14.7
Gross unrealized gains	0.2
Gross unrealized losses	0.0
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0
Fair market value	$ 14.9